March 8, 2021
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re: Kansas City Life Insurance Company
  Kansas City Variable Annuity Separate Account
Commissioners:
Kansas City Life Insurance Company (“the Company”), on behalf of the Registrant, has sent or will send to contract owners who have requested them the annual reports for the period ended December 31, 2021, for each of the following underlying funds in which Registrant invests:
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Franchise Fund – Series I Shares (File No. 811-07452)
Invesco V.I. Core Equity Fund – Series I Shares (File No. 811-07452)
Invesco V.I. Technology Fund – Series I Shares (File No. 811-07452)
American Century Variable Portfolios, Inc.
VP Capital Appreciation Fund – Class I (File No. 811-05188)
VP Disciplined Core Value Fund – Class I (File No. 811-05188)
VP International Fund – Class I (File No. 811-05188)
VP Mid Cap Value Fund – Class I (File No. 811-05188)
VP Ultra® Fund – Class I (File No. 811-05188)
VP Value Fund – Class I (File No. 811-05188)
American Century Variable Portfolios II, Inc.
VP Inflation Protection Fund – Class II (File No. 811-10155)
American Funds Insurance Series®
Asset Allocation Fund – Class 2 Shares (File No. 811-03857)
Capital Income Builder® – Class 2 Shares (File No. 811-03857)
Capital World Bond Fund – Class 2 Shares (File No. 811-03857)
Global Growth Fund – Class 2 Shares (File No. 811-03857)
Growth-Income Fund – Class 2 Shares (File No. 811-03857)
New World Fund® – Class 2 Shares (File No. 811-03857)
American Funds Insurance Series® Managed Risk Funds
Managed Risk Asset Allocation Fund – Class P2 Shares (File No. 811-03857)
Managed Risk Blue Chip Income and Growth Fund – Class P2 Shares (File No. 811-03857)
Managed Risk Growth Fund – Class P2 Shares (File No. 811-03857)
Managed Risk Growth-Income Fund – Class P2 Shares (File No. 811-03857)
Managed Risk International Fund – Class P2 Shares (File No. 811-03857)
BNY Mellon Variable Investment Fund
Appreciation Portfolio – Initial Shares (File No. 811-05125)
Opportunistic Small Cap Portfolio – Initial Shares (File No. 811-05125)
BNY Mellon Stock Index Fund, Inc. – Initial Shares (File No. 811-05719)
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares (File No. 811-07044)
Calamos® Advisors Trust
Calamos Growth and Income Portfolio (File No. 811-09237)
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (File No. 811-22127)
Columbia Variable Portfolio – Seligman Global Technology Fund (Class 2) (File No. 811-22127)
Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (File No. 811-22127)
Federated Hermes Insurance Series
Federated Hermes Managed Volatility Fund II – P (File No. 811-8042)
Federated Hermes High Income Bond Fund II – P (File No. 811-8042)
Federated Hermes Government Money Fund II – S (File No. 811-8042)
Fidelity® Variable Insurance Products
VIP ContrafundSM Portfolio – Service Class 2 (File No. 811-05511)
VIP Freedom Income PortfolioSM – Service Class 2 (File No. 811-05361)
VIP Freedom 2010 PortfolioSM – Service Class 2 (File No. 811-05361)
VIP Freedom 2015 PortfolioSM – Service Class 2 (File No. 811-05361)
VIP Freedom 2020 PortfolioSM – Service Class 2 (File No. 811-05361)
VIP Freedom 2025 PortfolioSM – Service Class 2 (File No. 811-05361)
VIP Freedom 2030 PortfolioSM – Service Class 2 (File No. 811-05361)
VIP Freedom 2035 PortfolioSM – Service Class 2 (File No. 811-05361)
VIP Freedom 2040 PortfolioSM – Service Class 2 (File No. 811-05361)
VIP Freedom 2045 PortfolioSM – Service Class 2 (File No. 811-05361)
VIP Freedom 2050 PortfolioSM – Service Class 2 (File No. 811-05361)
Franklin Templeton Variable Insurance Products Trust
Franklin Global Real Estate VIP Fund – Class 2 (File No. 811-05583)
Franklin Small-Mid Cap Growth VIP Fund – Class 2 (File No. 811-05583)
Templeton Developing Markets VIP Fund – Class 2 (File No. 811-05583)
Templeton Foreign VIP Fund – Class 2 (File No. 811-05583)
JPMorgan Insurance Trust
JPMorgan Insurance Trust Mid Cap Value Portfolio – Class 1 Shares (File No. 811-07874)
JPMorgan Insurance Trust Small Cap Core Portfolio – Class 1 Shares (File No. 811-07874)
JPMorgan Insurance Trust U.S. Equity Portfolio – Class 1 Shares (File No. 811-07874)
MFS® Variable Insurance Trust
MFS® Growth Series – Initial Class Shares (File No. 811-08326)
MFS® Research Series – Initial Class Shares (File No. 811-08326)
MFS® Total Return Bond Series – Initial Class Shares (File No. 811-08326)
MFS® Total Return Series – Initial Class Shares (File No. 811-08326)
MFS® Utilities Series – Initial Class Shares (File No. 811-08326)
MFS® Variable Insurance Trust II
MFS® Income Portfolio – Initial Class Shares (File No. 811-03732)
Northern Lights Variable Trust
TOPS® Managed Risk Balanced ETF Portfolio – Class 2 Shares (File No. 811-21853)
TOPS® Managed Risk Growth ETF Portfolio – Class 2 Shares (File No. 811-21853)
TOPS® Managed Risk Moderate Growth ETF Portfolio – Class 2 Shares (File No. 811-21853)
This filing constitutes the filing of reports as required by Rule 30b2 under the Act. Some of the funds listed above may not be available under every policy or contract offered by the Registrant. We understand that the funds have filed or will file their reports with the Commission under separate cover.
Please direct any question or comment to the undersigned at (816) 753-7000
Sincerely yours,
/s/Allison Lampo
Allison Lampo

Kansas City Life’s Century II Variable Product Series is distributed through
Sunset Financial Services, Inc. 3520 Broadway, Kansas City, MO 64111; 816-753-7000.